Total Equity - Common Stock, Number of shares outstanding (Details) - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Common shares
Number of shares outstanding:
Beginning balance, shares outstanding (in shares)		23,003,248
Ending balance, shares outstanding (in shares)	21,668,466	21,668,466	23,003,248
Multiple and subordinate voting shares
Number of shares outstanding:
Interest in multiple and subordinate voting shares held through ownership interest in shareholder	(799,230)	(799,230)	(799,230)
Subordinate voting shares
Number of shares outstanding:
Beginning balance, shares outstanding (in shares)		22,254,478	22,576,535
Purchases for cancellation (in shares)		(1,346,953)	(364,723)
Treasury shares acquired (in shares)	(207,974)	(207,974)	(110,528)
Treasury shares reissued (in shares)		220,145	153,194
Ending balance, shares outstanding (in shares)	20,919,696	20,919,696	22,254,478
Multiple voting shares
Number of shares outstanding:
Beginning balance, shares outstanding (in shares)		1,548,000	1,548,000
Ending balance, shares outstanding (in shares)	1,548,000	1,548,000	1,548,000